SCOUT
TAX-FREE
MONEY MARKET
FUND


A no-load mutual fund
principally invested in
short-term municipal
securities seeking to provide
maximum income exempt
from federal income tax
consistent with safety of
principal and maintenance
of liquidity.


Semi-Annual Report
December 31, 1997


TO THE SHAREHOLDERS

Scout Tax-Free Money Market Fund earned 0.80% for the quarter ended December 31, 1997. The Fund's 7-day current yield on December 31, 1997, was 3.29%.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share. Income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

The Fund's 7-day yield of 3.29% at the quarter's end compares favorably with a 3.38% average yield for the tax-free money market overall. The Fund's yield was virtually unchanged from the final third-quarter yield of 3.28%. We are quite pleased that our management strategies have continued to deliver market-matching performance, while maintaining what we believe to be a substantially higher level of credit quality. We will maintain a moderate average maturity in the 15- to 25-day range.

This management system should continue to make the Fund an outstanding option for investors in the upper tax brackets who seek solid yields combined with top-tier credit quality.

We appreciate your continued interest in Scout Tax-Free Money Market Fund, and we welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust
UMB Investment Advisors

Pie Chart - SECTOR DIVERSIFICAITON
Commercial Paper        73%
Demand Notes            21%
General Market Notes     6%


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.




FINANCIAL STATEMENTS

Statement of Net Assets
December 31, 1997 (unaudited)

        Principal                                                       Market
State   Amount          Description                                     Value

ALABAMA
 $   2,400,000       Columbia Alabama Industrial Dev. Board,
                     Pollution Control Rev.
                     (Alabama Power Co.), Series D,
                     Var. Rate, due October 1, 2022            $     2,400,000
ARIZONA
     2,200,000       Maricopa County Arizona
                     (Southern California Edition),
                     Tax-Exempt Commercial Paper,
                     3.80%, January 16, 1998                         2,200,000
     1,000,000       Maricopa County Arizona
                     (Southern California Edition),
                     Tax-Exempt Commercial Paper,
                     3.65%, February 9, 1998                         1,000,000
     1,600,000       Mesa Arizona Municipal Dev. Corp.,
                     Series 96A,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 26, 1998                     1,600,000
     2,600,000       Mesa Arizona Municipal Dev. Corp.,
                     Series 85,
                     Tax-Exempt Commercial Paper,
                     3.65%, due January 28, 1998                     2,600,000
     2,000,000       Mesa Arizona Municipal Dev. Corp.,
                     Series 96A,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 28, 1998                     2,000,000
     2,000,000       Salt River Project
                     Agricultural Improvement & Power District,
                     Arizona Tax-Exempt Commercial Paper,
                     3.80%, due January 6, 1998                      2,000,000
     2,000,000       Salt River Project
                     Agricultural Improvement & Power District,
                     Arizona Tax-Exempt Commercial Paper,
                     3.80%, due January 14, 1998                     2,000,000
     2,350,000       Salt River Project
                     Agricultural Improvement & Power District,
                     Arizona Tax-Exempt Commercial Paper,
                     3.70%, due January 21, 1998                     2,350,000
FLORIDA
     3,000,000       Gainesville Florida Utility Systems,
                     Series C,
                     Tax-Exempt Commercial Paper,
                     3.70%, due January 13, 1998                     3,000,000
     3,700,000       Gainesville Florida Utility Systems,
                     Series C,
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 15, 1998                     3,700,000
     1,100,000       Jacksonville Florida
                     Pollution Control Rev.,
                     Series 92,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 7, 1998                      1,100,000
     1,000,000       Jacksonville Florida
                     Pollution Control Rev.,
                     Series 92,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 15, 1998                     1,000,000
     1,200,000       Jacksonville Florida
                     Pollution Control Rev.,
                     Series 94,
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 8, 1998                      1,200,000
GEORGIA
     4,280,000       Burke County Georgia,
                     Pollution Control Rev.
                     (Georgia Power Co.),
                     Var. Rate, due July 1, 2024                     4,280,000
     6,000,000       Effingham County Georgia,
                     Pollution Control Rev.
                     (Savannah Electric & Power),
                     Var. Rate, due April 1, 2037                    6,000,000
ILLINOIS
     1,500,000       Illinois Development Finance Auth.,
                     Pollution Control Rev.
                     (Amoco Oil Company Project),
                     Var. Rate, due November 1, 2012                 1,500,000
       500,000       Sauget Illinois,
                     Pollution Control Rev.
                     (Monsanto Co. Project),
                     Var. Rate, due September 1, 2014                  500,000
     3,000,000       Sauget Illinois,
                     Pollution Control Rev.
                     (Monsanto Co. Project),
                     Var. Rate, due May 1, 2028                      3,000,000
INDIANA
     1,000,000       Sullivan City Indiana,
                     Pollution Control Rev.,
                     Series 85 L2,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 6, 1998                      1,000,000
     4,000,000       Sullivan City Indiana,
                     Pollution Control Rev.,
                     Series 85 L6,
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 9, 1998                      4,000,000
     1,000,000       Sullivan City Indiana,
                     Pollution Control Rev.,
                     Series 85 L3,
                     Tax-Exempt Commercial Paper,
                     3.65%, due February 3, 1998                     1,000,000
KANSAS
     1,800,000       Burlington Kansas,
                     Pollution Control Rev.,
                     Series 85 C-1,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 5, 1998                      1,800,000
KENTUCKY
     2,000,000       County of Trimble Kentucky
                     (Louisville Gas/Electric Company),
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 5, 1998                      2,000,000
     2,000,000       County of Trimble Kentucky
                     (Louisville Gas/Electric Company),
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 13, 1998                     2,000,000
     2,000,000       County of Trimble Kentucky
                     (Louisville Gas/Electric Company),
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 15, 1998                     2,000,000
MASSACHUSETTS
     1,300,000       Massachusetts State
                     Industrial Finance Auth.
                     (New England Power Project),
                     Var. Rate, due October 1, 2022                  1,300,000
     1,500,000       Massachusetts State
                     Industrial Finance Agency,
                     Pollution Control Rev., Series 93A,
                     3.70%, due January 28, 1998                     1,500,000
MISSOURI
     2,000,000       Missouri Environment Improvement Rev.
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 22, 1998                     2,000,000
       900,000       Missouri State Health & Education Auth.
                     (Washington University), Series A,
                     Var. Rate, due September 1, 2030                  900,000
       500,000       Missouri State Health & Education Auth.
                     (Washington University), Series B,
                     Var. Rate, due September 1, 2030                  500,000
     4,600,000       Missouri State Health & Education Auth.
                     (Washington University), Series C,
                     Var. Rate, due September 1, 2030                4,600,000
       900,000       Missouri State Health & Education Auth.
                     (Washington University), Series D,
                     Var. Rate, due September 1, 2030                  900,000
     1,200,000       St. Charles Missouri,
                     Industrial Dev. Auth.,
                     Pollution Control Rev. (Monsanto Co.),
                     Var. Rate, due July 1, 2021                     1,200,000
NEBRASKA
     1,100,000       Nebraska Public Power District,
                     Series B,
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 27, 1998                     1,100,000
     1,000,000       Omaha Public Power District Electric Rev.,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 7, 1998                      1,000,000
     2,500,000       Omaha Public Power District Electric Rev.,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.70%, due February 3, 1998                     2,500,000
     1,150,000       Omaha Public Power District Electric Rev.,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.65%, due February 10, 1998                    1,150,000
NEW JERSEY
     1,500,000       New Jersey T/RAN, Series 98A,
                     3.70%, due January 13, 1998                     1,500,000
OHIO
     1,000,000       Columbus Ohio, Series 1,
                     Var. Rate, due June 1, 2016                     1,000,000
SOUTH CAROLINA
     2,000,000       York County South Carolina (Duke Energy),
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 5, 1998                      2,000,000
     2,000,000       York County South Carolina (Duke Energy),
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 22, 1998                     2,000,000
     1,100,000       York County South Carolina (Duke Energy),
                     Tax-Exempt Commercial Paper,
                     3.70%, due January 27, 1998                     1,100,000
     1,000,000       York County South Carolina (Duke Energy),
                     Tax-Exempt Commercial Paper,
                     3.65%, due January 29, 1998                     1,000,000
TENNESSEE
     1,000,000       Metro Government Nashville Tennessee,
                     Series 89A,
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 14, 1998                     1,000,000
     1,500,000       Metro Government Nashville Tennessee,
                     Series 89A,
                     Tax-Exempt Commercial Paper,
                     3.70%, due February 3, 1998                     1,500,000
     4,000,000       Shelby County Tennessee, Series 97A,
                     Tax Exempt Commercial Paper,
                     3.80%, due January 20, 1998                     4,000,000
     2,000,000       Shelby County Tennessee, Series 97A,
                     Tax Exempt Commercial Paper,
                     3.70%, due February 4, 1998                     2,000,000
TEXAS
     1,100,000       Austin Texas Combined Utility Series A,
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 12, 1998                     1,100,000
     1,950,000       Austin Texas Combined Utility Series A,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 15, 1998                     1,950,000
     1,850,000       Austin Texas Combined Utility Series A,
                     Tax-Exempt Commercial Paper,
                     3.70%, due January 20, 1998                     1,850,000
     1,500,000       Austin Texas Combined Utility Series A,
                     Tax-Exempt Commercial Paper,
                     3.75%, due February 2, 1998                     1,500,000
     1,100,000       Brazos River Auth. Texas (Monsanto Co.),
                     Var. Rate, due February 1, 2004                 1,100,000
     1,000,000       Brazos River Harbor Texas,
                     Naval District, Series 86
                     Tax-Exempt Commercial Paper,
                     3.70%, due January 14, 1998                     1,000,000
     1,100,000       Brazos River Harbor Texas,
                     Industrial Dev. Corp. (Monsanto Co.),
                     Var. Rate, due March 1, 2021                    1,100,000
       900,000       Gulf Coast Texas Waste Disposal Auth.
                     (Monsanto Co.),
                     Var. Rate, due July 1, 2001                       900,000
       500,000       Gulf Coast Texas Waste Disposal Auth.
                     (Exxon),
                     Var. Rate, due June 1, 2020                       500,000
     1,978,000       Harris County Texas, Series A,
                     Tax-Exempt Commercial Paper,
                     3.70%, due February 2, 1998                     1,978,000
     1,700,000       Lower Neches Valley Texas Auth.,
                     Pollution Control Rev.
                     (River Treatment Industrial Dev. Corp.),
                     Var. Rate, due February 1, 2004                 1,700,000
     1,500,000       San Antonio Texas Water Systems,
                     Series 95,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 16, 1998                     1,500,000
     2,000,000       San Antonio Texas Water Systems,
                     Series 95,
                     Tax-Exempt Commercial Paper,
                     3.65%, due February 6, 1998                     2,000,000
     4,000,000       Texas A & M University Board Regents,
                     Series B,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 8, 1998                      4,000,000
     2,500,000       Texas A & M University Board Regents,
                     Series B,
                     Tax-Exempt Commercial Paper,
                     3.65%, due January 29, 1998                     2,500,000
     3,000,000       Texas State T/RAN, Series 97B,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 7, 1998                      3,000,000
     1,000,000       University of Texas, University Fund,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 6, 1998                      1,000,000
     3,000,000       University of Texas, System Rev.,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.75%, due January 20, 1998                     3,000,000
UTAH
     3,500,000       Intermountain Power Agency Utah,
                     Series 85-3,
                     Tax-Exempt Commercial Paper,
                     3.70%, due January 9, 1998                      3,500,000
     2,000,000       Intermountain Power Agency Utah,
                     Series 85-3,
                     Tax-Exempt Commercial Paper,
                     3.80%, due January 12, 1998                     2,000,000
     2,500,000       Intermountain Power Agency Utah,
                     Series B1,
                     Tax-Exempt Commercial Paper,
                     3.70%, due February 5, 1998                     2,500,000
     1,700,000       Salt Lake County Utah,
                     Pollution Control Rev.
                     (Service Station Holdings Project),
                     Var. Rate, due February 1, 2008                 1,700,000
     3,000,000       Utah State, Series 97A,
                     Tax-Exempt Commercial Paper,
                     3.70%, due January 16, 1998                     3,000,000
     2,000,000       Utah State, Series 97A,
                     Tax-Exempt Commercial Paper,
                     3.70%, due January 30, 1998                     2,000,000
     1,500,000       Utah State, Series 97A,
                     Tax-Exempt Commercial Paper,
                     3.60%, due February 5, 1998                     1,500,000
WASHINGTON
     2,250,000       Seattle Municipal Power & Light Rev.,
                     Tax-Exempt Commercial Paper,
                     3.70%, due January 12, 1998                     2,250,000
     1,000,000       Seattle Municipal Power & Light Rev.,
                     Tax-Exempt Commercial Paper,
                     3.65%, due February 11, 1998                    1,000,000
       900,000       Seattle Municipal Power & Light Rev.,
                     Var. Rate, due November 1, 2018                   900,000
WISCONSIN
     1,400,000       Oak Creek Wisconsin,
                     Pollution Control Rev.
                     (Wisconsin Electric Power Co.),
                     Var. Rate, due August 1, 2016                   1,400,000
     1,600,000       Sheboygan Wisconsin,
                     Pollution Control Rev.
                     (Wisconsin Power & Light Co.),
                     Var. Rate, due August 1, 2014                   1,600,000
     1,500,000       Sheboygan Wisconsin,
                     Pollution Control Rev.
                     (Wisconsin Electric Power Co.),
                     Var. Rate, due September 1, 2015                1,500,000
     1,412,000       Wisconsin State G.O., Series 97B,
                     Tax-Exempt Commercial Paper,
                     3.65%, due January 28, 1998                     1,412,000
TOTAL INVESTMENTS - 100.09%                                    $   150,920,000

Other assets less liabilities - (0.09%)                              (135,854)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        1,000,000,000 shares of $0.01 par value
	capital shares authorized;
        150,883,974 shares outstanding)                        $   150,784,146

See accompanying Notes to Financial Statements.


Statement of Assets and Liabilities
December 31, 1997 (unaudited)

ASSETS:
  Investment securities, at market value                       $   150,920,000
  Cash                                                               (770,455)
  Interest receivable                                                  630,578
    Total assets                                                   150,780,123

LIABILITIES AND NET ASSETS:
  Accrued management fee expense                                       (4,023)
  Income payable                                                         -
    Total liabilities                                                  (4,023)
NET ASSETS                                                     $   150,784,146

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital)       $   150,885,111
  Accumulated net realized loss on investment transactions           (100,965)

NET ASSETS APPLICABLE TO OUTSTANDING SHARES                    $   150,784,146

Capital shares, $1.00 par value
  Authorized                                                     1,000,000,000
  Outstanding                                                      150,883,974

NET ASSET VALUE PER SHARE                                      $          1.00

See accompanying Notes to Financial Statements.


Statement of Operations
Six Months Ended December 31, 1997 (unaudited)

INVESTMENT INCOME:
  Income:
    Interest                                                   $     3,183,932
  Expenses:
    Management fees (Note 3)                                           436,333
    Registration fees and other expenses                                14,994
                                                                       451,327
      Net investment income                                          2,732,605

REALIZED gain (LOSS) ON INVESTMENTS (Note 1):
  Realized gain (loss) from investment transactions:
    Proceeds from sales of investments                             458,854,868
    Cost of investments sold                                       458,854,868
      Net realized gain from investment transactions                      -
      Increase in net assets resulting from operations         $     2,732,605

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                                Six Months Ended
                                                                December 31, 1997      Year Ended
                                                                (unaudited)            June 30, 1997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $    2,732,605         $    3,858,121
  Net realized loss from investment activities                             -                 (23,173)
    Net increase in net assets resulting from operations             2,732,605              3,834,948

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (2,732,605)            (3,858,121)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                      170,788,880            349,106,370
  Net asset value of shares issued for reinvestment of
   distributions ($1.00 per share)                                     260,916                350,045
                                                                   171,049,796            349,456,415
  Cost of shares redeemed ($1.00 per  share)                     (182,614,566)          (315,092,608)
    Net increase from capital share transactions                  (11,564,770)             34,363,807
      Total increase (decrease) in net assets                     (11,564,770)             34,340,634

NET ASSETS:
  Beginning of perod                                               162,348,916            128,008,282
  End of period                                                 $  150,784,146         $  162,348,916

See accompanying Notes to Financial Statements.


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is provided. At December 31, 1997, the Fund has an accumulated net realized loss on sale of investments for federal income tax purposes of $100,971, which is available to offset future tax-able gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES -The aggregate amounts of security transactions during the six months ended December 31, 1997, were as follows:

                                Other than
                                U.S. Government       U.S. Government
                                Securities            Securities
Purchases                       $ 448,083,418         $  -
Proceeds from sales               458,854,868            -

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage com-missions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.





BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania
 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862
www.umb.com